Revenue - Additional Information (Detail) - EUR (€)				1 Months Ended	12 Months Ended
	Oct. 16, 2017	Jun. 12, 2017	Mar. 07, 2016	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Revenue [line items]
Revenue					€ 31,448,000	€ 21,915,000	[1]	€ 2,510,000	[1]
Grant income		€ 700,000		€ 200,000	200,000	1,200,000		1,400,000
Reimbursement of grant	€ 400,000
Amount remitted to other beneficiaries				€ 200,000
Revenue recognized included in deferred revenue					15,900,000	3,200,000
Revenue recognized not included in deferred revenue					2,100,000	11,700,000
ONO Research and License Agreement [member]
Revenue [line items]
Revenue			€ 400,000
Cost reimbursements					400,000
Milestone revenue					€ 4,000,000			700,000
Payment terms related to receivables					30 days
Simcere Pharmaceutical Co Ltd [member]
Revenue [line items]
Milestone revenue					€ 400,000
Payment terms related to receivables					30 days
Betta Pharmaceuticals Co Ltd [member]
Revenue [line items]
Payment terms related to receivables					60 days
R&D cost reimbursement and milestone [member]
Revenue [line items]
Revenue					€ 13,566,000	5,787,000		1,109,000
Incyte collaboration agreement [member]
Revenue [line items]
Cost reimbursements					8,800,000
Incyte collaboration agreement [member]
Revenue [line items]
Up-front payment amortization					15,900,000	14,900,000
ONO Research and License Agreement [member]
Revenue [line items]
Up-front payment amortization					1,200,000			€ 14,000,000
Simcere collaboration and license agreement [member]
Revenue [line items]
Up-front payment amortization					500,000
Betta Pharmaceuticals Co Ltd [member]
Revenue [line items]
Up-front payment amortization					€ 100,000
IFRS 15 revenue from contracts with customers [member]
Revenue [line items]
Decrease in Deferred revenue						€ 8,700,000

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.